Commitments and Contingencies - Future Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jan. 01, 2019
Commitments and Contingencies Disclosure [Abstract]
2019 (for the remaining three months of the year ending December 31, 2019)	$ 951
2020	3,966
2021	4,708
2022	4,135
2023	4,041
Thereafter	19,285
Total lease payments	37,086
Less: imputed interest	(10,411)
Less: foreign exchange (gain)/loss	14
Present value of lease liabilities	$ 26,689	$ 6,300